Summary of Significant Accounting Policies (Details Narrative)		12 Months Ended
	Apr. 01, 2023 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)
Property, Plant and Equipment [Line Items]
Deposited with financial institutions		$ 2,376,362	$ 890,578
Cash, Insured amount		102,564	64,103		$ 800,000	$ 500,000
Allowance amounts for accounts receivable and contract assets		61,671	20,566
Accounts receivable	$ 76,539
Credit losses on accounts receivable	19,757
Contract assets	$ 56,782
Impairment losses		0	0	$ 0
Unrecognized revenue		1,054,539	4,086,086
Other income
Minimum [Member]
Property, Plant and Equipment [Line Items]
Typical contract length		2 months
Maximum [Member]
Property, Plant and Equipment [Line Items]
Typical contract length		26 months